Right-of-use assets and lease liabilities - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Right-of-use assets	R$ 202,222	R$ 173,679
Cost
Leases [Line Items]
Right-of-use assets	431,313	335,203
Accumulated amortization
Leases [Line Items]
Right-of-use assets	(229,091)	(161,524)
Vehicles
Leases [Line Items]
Right-of-use assets	76,675	65,492
Vehicles | Cost
Leases [Line Items]
Right-of-use assets	149,040	120,052
Vehicles | Accumulated amortization
Leases [Line Items]
Right-of-use assets	(72,365)	(54,560)
Buildings
Leases [Line Items]
Right-of-use assets	75,902	64,183
Buildings | Cost
Leases [Line Items]
Right-of-use assets	189,689	141,915
Buildings | Accumulated amortization
Leases [Line Items]
Right-of-use assets	(113,787)	(77,732)
Machinery and equipment
Leases [Line Items]
Right-of-use assets	49,645	44,004
Machinery and equipment | Cost
Leases [Line Items]
Right-of-use assets	92,584	73,236
Machinery and equipment | Accumulated amortization
Leases [Line Items]
Right-of-use assets	R$ (42,939)	R$ (29,232)